FIXED INCOME GUARANTEED OPTION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
FIXED INCOME GUARANTEED OPTION	FIXED INCOME GUARANTEED OPTION
The Plan has a fully benefit-responsive guaranteed investment contract (GIC) with Principal Life Insurance Company. Principal Life Insurance Company maintains the contributions in a general account. The GIC does not have specific underlying assets assigned. The GIC issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. There are no events in which the issuer can terminate the GIC with the Plan and settle at an amount different from contract value.
The GIC is included in the financial statements at contract value which approximates fair value. Contract value, as reported to the Plan by Principal Life Insurance Company, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The GIC has a surrender charge of 5% that may be charged if the Plan terminates its interest in the GIC.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the Plan Document (including complete or partial plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spin offs of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
There are no reserves against contract value for credit risk of the contract issuer or otherwise. The guaranteed minimum interest rate is based on a formula agreed upon with the issuer, but it may not be greater than 3% or less than 1%. Such interest rates are reviewed on a semi-annual basis for resetting.